Long-term investments	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term investments

Note 7 — Long-term investments

Long-term investments consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000	88,094
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	88,094
Subtotal	1,200,000	1,200,000	176,188
Less: Impairment loss	1,103,089	1,103,089	161,959
Total	96,911	96,911	14,229

During the year ended December 31, 2025 and the six months ended June 30, 2026, the Company’s long-term investments amounted to RMB 96,911 and RMB 96,911 (USD 14,229), respectively. The Company made impairment allowance of equity method investments with the amount of RMB 534,181 (USD 78,430) for the company in mobile games industry and RMB 568,908 (USD 83,529) for the company in central processing.